UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: JUNE 30, 2011

Check here if Amendment [  ]; Amendment Number:   __
     This Amendment (Check only one.): [   ] is a restatement.
                                       [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        SOCRATIC FUND MANAGEMENT, L.P.
Address:     101 JFK PARKWAY
             SHORT HILLS, NJ  07078


Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:        JONATHAN W. GIBSON
             ------------------
Title:       MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
             ----------------------------------------------------------
Phone:       (973) 921-4700
             --------------



      Signature                      Place                Date of Signing

/S/ JONATHAN W. GIBSON          SHORT HILLS, NJ            JULY 19, 2011
----------------------          ---------------            -------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            18

Form 13F Information Table Value Total:            $ 182,891
                                                  (thousands)




List of Other Included Managers:                   NONE





                                   Title            Value    Share/
                                   of               X        Prn      Share/ Put/  Investment  Other     Voting Authority
Name of Issuer                     Class Cusip      $1000    Amount   Prn    Call  Discretion  Managers  Sole Shared None
BAKER HUGHES INC CMN                COM   057224107   18,140  250,000  SH           SOLE         No       X
CAMERON INTERNATIONAL CORP CMN      COM   13342B105   13,830  275,000  SH           SOLE         No       X
CANADIAN NATURAL RESOURCES CMN      COM   136385101    2,051   49,000  SH           SOLE         No       X
COMPLETE PRODUCTION SERVICES CMN    COM   20453E109    7,506  225,000  SH           SOLE         No       X
DAWSON GEOPHYSICAL CO. CMN          COM   239359102    1,708   50,000  SH           SOLE         No       X
DRESSER-RAND GROUP INC. CMN         COM   261608103   10,750  200,000  SH           SOLE         No       X
FLOTEK INDUSTRIES, INC. CMN         COM   343389102    2,130  250,000  SH           SOLE         No       X
HALLIBURTON COMPANY CMN             COM   406216101   17,850  350,000  SH           SOLE         No       X
HELMERICH & PAYNE INC. CMN          COM   423452101    6,612  100,000  SH           SOLE         No       X
LUFKIN INDS INC CMN                 COM   549764108    8,605  100,000  SH           SOLE         No       X
NATIONAL OILWELL VARCO, INC.
  COMMON STOCK  CMN                 COM   637071101   19,553  250,000  SH           SOLE         No       X
PATTERSON-UTI ENERGY, INC. ORD CMN  COM   703481101   12,644  400,000  SH           SOLE         No       X
PIONEER DRILLING CO. CMN            COM   723655106   12,954  850,000  SH           SOLE         No       X
PRECISION DRILLING CORP CMN         COM   74022D308   10,770  750,000  SH           SOLE         No       X
SCHLUMBERGER LTD CMN                COM   806857108   15,120  175,000  SH           SOLE         No       X
SUNCOR ENERGY INC. CMN              COM   867224107    5,865  150,000  SH           SOLE         No       X
SUPERIOR ENERGY SERVICES INC CMN    COM   868157108    7,428  200,000  SH           SOLE         No       X
WEATHERFORD INTERNATIONAL LTD CMN   COM   H27013103    9,375  500,000  SH           SOLE         No       X

                                                     182,891
